Premises and Equipment (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Leases expense	$ 448,000
Operating leases, rent expense, net		$ 429,000